Equity - Change in reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Equity at beginning of period	$ 869,886	$ 756,813	$ 320,031
Share-based compensation	4,848	7,244	5,825
Dividends paid	(9,758)
Other changes		(350)	40
Equity at end of period	834,245	869,886	756,813
Reserves
Disclosure of reserves within equity [line items]
Equity at beginning of period	812,594	365,386	470,145
Share-based compensation	4,848	7,244	5,825
Recording of profit in reserves	82,662	440,314	(110,624)
Dividends paid	(9,758)
Other changes		(350)	40
Equity at end of period	890,346	812,594	365,386
Reserves | Historical Retained Earnings
Disclosure of reserves within equity [line items]
Equity at beginning of period	(261,140)	(701,454)
Recording of profit in reserves	82,662	440,314
Dividends paid	(9,758)
Equity at end of period	(188,236)	(261,140)	(701,454)
Reserves | Share-based comp Reserves
Disclosure of reserves within equity [line items]
Equity at beginning of period	28,795	21,551
Share-based compensation	4,848	7,244
Equity at end of period	33,643	28,795	21,551
Reserves | Other Reserves
Disclosure of reserves within equity [line items]
Equity at beginning of period	1,044,939	1,045,289
Other changes		(350)
Equity at end of period	$ 1,044,939	$ 1,044,939	$ 1,045,289